Investments (details) - OTTI Rollforward (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Cumulative amount of and the changes during the reporting period in the credit losses of other-than-temporary impairments (OTTI) on fixed maturities recognized in the consolidated statement of income for which a portion of the OTTI was recognized in other comprehensive income [Roll Forward]
Cumulative OTTI credit losses recognized for securities held, beginning of year	$ 111	$ 126	$ 118	$ 127
Additions for OTTI securities where credit losses have been previously recognized	1	1	4	2
Reductions due to sales/defaults of credit-impaired securities			(3)
Adjustments to book value of credit-impaired securities due to changes in cash flows	(3)	(2)	(10)	(4)
Cumulative OTTI credit losses recognized for securities still held, end of period	109	125	109	125
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities [Member]
Cumulative amount of and the changes during the reporting period in the credit losses of other-than-temporary impairments (OTTI) on fixed maturities recognized in the consolidated statement of income for which a portion of the OTTI was recognized in other comprehensive income [Roll Forward]
Cumulative OTTI credit losses recognized for securities held, beginning of year	42	55	53	55
Additions for OTTI securities where credit losses have been previously recognized	1	1	1	2
Reductions due to sales/defaults of credit-impaired securities			(3)
Adjustments to book value of credit-impaired securities due to changes in cash flows		(1)	(8)	(2)
Cumulative OTTI credit losses recognized for securities still held, end of period	43	55	43	55
All other corporate bonds [Member]
Cumulative amount of and the changes during the reporting period in the credit losses of other-than-temporary impairments (OTTI) on fixed maturities recognized in the consolidated statement of income for which a portion of the OTTI was recognized in other comprehensive income [Roll Forward]
Cumulative OTTI credit losses recognized for securities held, beginning of year	69	71	65	72
Additions for OTTI securities where credit losses have been previously recognized			3
Adjustments to book value of credit-impaired securities due to changes in cash flows	(3)	(1)	(2)	(2)
Cumulative OTTI credit losses recognized for securities still held, end of period	$ 66	$ 70	$ 66	$ 70